Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 49,108	$ 48,491	$ 500
Prepaid expenses	709,660	105,654
Total current assets	758,768	154,145	500
Investments held in Trust Account	400,624,473	400,023,684
Deferred offering costs			318,261
Total Assets	401,383,241	400,177,829	318,761
Current liabilities:
Accounts payable	4,513	48,917	750
Accrued expenses	1,618,641	2,428,864	157,261
Working Capital Loan - related party	2,820,000	920,000
Income tax payable	57,686
Franchise tax payable	20,000	121,425	937
Note payable - related party			138,142
Total current liabilities	4,520,840	3,519,206	297,090
Derivative warrant liabilities	1,600,000	10,600,000
Deferred underwriting commissions	14,000,000	14,000,000
Total Liabilities	20,120,840	28,119,206	297,090
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 40,000,000 shares at redemption value of approximately $10.003 and $10.000 per share as of June 30, 2022 and December 31, 2021	400,117,010	400,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2022 and December 31, 2021
Additional paid-in capital			24,000
Accumulated deficit	(18,855,609)	(27,942,377)	(3,329)
Total stockholders' deficit	(18,854,609)	(27,941,377)	21,671
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	401,383,241	400,177,829	318,761
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 40,000,000 shares at redemption value of approximately $10.003 and $10.000 per share as of June 30, 2022 and December 31, 2021	400,117,010	400,000,000
Stockholders' Deficit:
Common stock value	0	0
Common Class F [Member]
Stockholders' Deficit:
Common stock value	$ 1,000	$ 1,000	$ 1,000